Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 $ / shares	Mar. 31, 2014 CNY (¥) shares
Accounts receivable, net	$ 7,767,389	¥ 48,150,046		¥ 68,353,075
Prepaid expenses and other current assets	3,953,097	24,505,249		15,092,674
Equity method investments	5,763,808	35,729,848
Property and equipment, net	10,117,821	62,720,375		55,814,182
Other assets	1,917,687	11,887,740		4,524,858
Accrued expenses and other payables	8,778,097	54,415,425		68,766,143
Deferred revenues	$ 3,507,458	¥ 21,742,735		¥ 8,383,327
Common shares, Par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Common shares, authorized shares | shares	500,000,000	500,000,000		500,000,000
Common shares, Issued shares | shares	46,490,940	46,490,940		46,224,876
Common shares, Outstanding shares | shares	45,460,582	45,460,582		45,281,518
Treasury shares, number of common shares | shares	585,358	585,358		133,358
VIE
Cash and cash equivalents		¥ 18,397,974		¥ 33,698,280
Accounts receivable, net		23,145,899		19,564,392
Prepaid expenses and other current assets		5,228,560		1,455,916
Equity method investments		35,729,848		0
Property and equipment, net		562,021		894,182
Other assets		8,171,895		0
Accrued expenses and other payables		15,011,489		14,280,824
Deferred revenues		¥ 731,490		¥ 1,308,993